Schedule of Change in Derivative Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning Balance	$ 531,525	$ 437,549	$ 521,700
Issuance of new derivative liabilities	424,716	1,077,756	562,620
Conversions to paid-in capital	(348,389)	(489,279)	(440,270)
Change in fair market value of derivative liabilities	(265,508)	(494,501)	(206,501)
Ending Balance	$ 342,344	$ 531,525	$ 437,549